Acquisition of Tintic Consolidated Metals LLC	12 Months Ended
Dec. 31, 2022
Acquisition of Tintic Consolidated Metals LLC
Acquisition of Tintic Consolidated Metals LLC
6.	Acquisition of Tintic Consolidated Metals LLC

On May 27, 2022, the Company completed its previously announced acquisition of Tintic Consolidated Metals LLC, which owns the producing Trixie test mine, as well as mineral claims in central Utah’s historic Tintic Mining District (the “Tintic Transaction”).

6.	Acquisition of Tintic Consolidated Metals LLC (continued)

Under the terms of the Tintic Transaction, the Company funded the acquisition through:

(i)	the issuance of 12,049,449 common shares of Osisko Development;
(ii)	aggregate cash payments of approximately US$58.7 million ($74.7million)
(iii)	the issuance of an aggregate of 2% NSR royalties, with a 50% buyback right in favour of Osisko Development exercisable within five years;
(iv)	US$12.5 million in deferred payments ($15.9 million); and
(v)	the granting of certain other contingent payments, rights and obligations.

6.	Acquisition of Tintic Consolidated Metals LLC (continued)

During the year ended December 31, 2022, transaction costs related to the acquisition were expensed under general and administrative expenses and amounted to approximately $6.4 million for the year. The total consideration paid amounted to approximately US$156.6 million ($199.5 million).

In accordance with IFRS 3, Business Combinations, a business combination is a transaction in which an acquirer obtains control of a business which is defined as an integrated set of activities and assets that is capable of being conducted and managed to provide a return to investors. For an integrated set of activities and assets to be considered a business, the set needs to contain inputs, and processes. The acquisition of Tintic meets the definition of a business combination as Tintic generates revenues and has processes. Consequently, the transaction has been recorded as a business combination.

The table below presents the purchase price allocation for the acquisition:

Consideration paid	$

Issuance of 12,049,449 common shares of Osisko Development	109,656
Cash	63,881
Convertible instruments (i)	10,827
Fair value of deferred consideration of US$12.5 million	13,414
Fair value of other contingent payments, rights and obligations	1,695
199,473

Net assets acquired	$

Cash	871
Other current assets	1,834
Mining assets	169,175
Plant and equipment	13,054
Exploration and evaluation	38,508
Other non-current assets	1,735
Current liabilities	(1,322)
Non-current liabilities	(4,925)
Deferred income tax liability	(19,457)
199,473

(i)Represents the convertible instruments amounting to US$8.5 million ($10.8 million) issued to the sellers prior to the closing of the Tintic Transaction , which were part of the acquisition price.

For the year ended December 31, 2022, the revenues and net earnings (losses) of the acquiree included in the consolidated statement of loss amounted respectively to $22.7 million and $1.4 million.